UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21590

AIG Strategic Hedge Fund of Funds

(Exact name of registrant as specified in charter)

599 Lexington Avenue
New York, NY 10022

(Address of principal executive offices) (Zip code)

Robert Discolo
AIG Strategic Hedge Fund Of Funds
599 Lexington Avenue
New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: (646) 735-0552

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

AIG STRATEGIC HEDGE FUND OF FUNDS
Financial Statements
(Unaudited)

Period from August 1, 2004
(commencement of operations)
through September 30, 2004

AIG STRATEGIC HEDGE FUND OF FUNDS
Financial Statements
(Unaudited)

Period from August 1, 2004
(commencemnt of operations)
through September 30, 2004

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Assets and Liabilities
(Unaudited)

September 30, 2004

ASSETS
Investments in Portfolio Funds, at value (cost $47,105,050)	$47,378,336
Cash and cash equivalents	2,252,728
Interest receivable	1,492
Other assets	102,630

Total Assets	49,735,186

LIABILITIES
Payables:
Professional fees	28,888
Administration fee	24,722
Investment Management fee	13,411
Other	41,043

Total Liabilities	108,064

Net Assets	$49,627,122

COMPOSITION OF NET ASSETS
Represented by:
Paid-in Capital	$49,353,836
Accumulated net unrealized depreciation on investments	273,286

Net Assets at end of period	$49,627,122

Net Asset Value per Share (based on 4,792,365.977 shares outstanding)	$10.36

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Operations
(Unaudited)
Period from August 1, 2004 (commencement of operations) through September 30, 2004

INVESTMENT INCOME
Interest	$8,802

Total Investment Income	8,802

EXPENSES
Professional fees	28,888
Administration fee	24,721
Investment Management fee	13,412
Miscellaneous	77,830

Total Expenses	144,851

Net Investment Loss	(136,049)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Change in net unrealized appreciation/(depreciation) from investments	273,286

Net Realized and Unrealized Gain from Investments	273,286

NET INCREASE IN NET ASSETS DERIVED FROM OPERATIONS	$137,237

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statements of Changes in Net Assets
(Unaudited)
Period from August 1, 2004 (commencement of operations) through September 30, 2004

NET ASSETS AT INCEPTION OF FUND	$—
INCREASE (DECREASE) FROM OPERATIONS
Net investment loss	(136,049)
Change in net unrealized appreciation/depreciation from investments	273,286

Net Increase in Net Assets Derived from Operations	137,237

SHAREHOLDERS’ TRANSACTIONS
Proceeds from Shares issued (4,792,365.977 shares issued)	49,489,885
Net Increase in Net Assets
Derived from Share Transactions	49,489,885

NET ASSETS AT SEPTEMBER 30, 2004	$49,627,122

The accompanying notes are an integral part of these financial statements.

AIG STRATEGIC HEDGE FUND OF FUNDS

Statement of Cash Flows
(Unaudited)
Period from August 1, 2004 (commencement of operations) through September 30, 2004

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Net Assets derived from operations	$137,237
Adjustments to reconcile net increase in Net Assets derived from operations to net cash used in operating activities:
Purchases of investments	(47,105,050)
Change in net unrealized appreciation/depreciation from investments	(273,286)
Changes in assets and liabilities:
(Increase) in assets:
Interest receivable	(1,492)
Other assets	(102,630)
Increase in payables:
Professional fees	28,888
Administration fees	24,722
Investment management fee	13,411
Other	41,043

Net cash used in operating activities	(47,237,157)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from shares issued	49,489,885
Proceeds from Shareholders’ subscriptions received in advance	—
Shareholders’ withdrawals	—

Net cash provided by financing activities	49,489,885
Net increase in cash and cash equivalents	2,252,728
Cash and cash equivalents—beginning of period	—

Cash and cash equivalents—end of period	$2,252,728

The accompanying notes are an integral part of these financial statements.

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

1.	Organization

AIG Strategic Hedge Fund of Funds (“Fund”) is a newly organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company. The Fund commenced operations on August 1, 2004. The Fund is an “interval fund” that will offer to repurchase a portion of its outstanding shares at net asset value, on a quarterly basis, beginning in September 2005. The Fund is non-diversified, which means that under the 1940 Act the Fund is not limited in the amount of assets it may invest in any single issuer of securities. However, the Fund intends to diversify its assets to the extent required by the Internal Revenue Code of 1986, as amended (“Code”), so that it can qualify as a regulated investment company (“RIC”) for federal income tax purposes. The Fund’s shares are not registered under the Securities Act of 1933, as amended, and are subject to substantial limits on transferability and resale.

The Fund’s investment objective is to seek long-term risk-adjusted absolute returns in a variety of capital market conditions. The Fund will pursue its investment objective by investing primarily in investment funds (“Portfolio Funds”) managed by a select group of investment managers (“Portfolio Managers”) who follow investment strategies that have historically exhibited limited or no correlation to each other such as macro strategies, event driven strategies, long/short equity strategies, and relative value strategies. The Fund is a “fund of funds” that provides a means for investors in the Fund (each a “Shareholder” and, collectively, the “Shareholders”) to participate in investments in private hedge funds by providing a single portfolio comprised of Portfolio Funds. The use of a “fund of funds” structure is intended to afford Shareholders the ability to: (i) invest in a multi-manager investment portfolio that seeks risk-adjusted returns over an extended period of time; (ii) invest with various Portfolio Managers with different investment styles and philosophies; (iii) invest in an investment portfolio that is designed to attempt to reduce risk by investing with Portfolio Managers who are expected to have low volatility and low correlations to each other; and (iv) invest with Portfolio Managers who have consistent past performance records.

The Fund’s operations are managed under the discretion and oversight of the Board of Trustees (the “Board”).

Pursuant to an investment management services agreement between the Fund and AIG Global Investment Corp. (“Manager”), an indirect wholly-owned subsidiary of American International Group, Inc., the Manager will be responsible for developing, implementing and supervising the Fund’s investment program. In allocating the Fund’s assets for investment, the Manager follows a well-developed investment process consisting of a rigorous evaluation of Portfolio Managers and seeks to identify the key drivers of investment returns of particular strategies and Portfolio Managers. The Manager has primary responsibility for selecting Portfolio Managers and determining the portion of the Fund’s assets to be allocated to each Portfolio Manager.

2.	Significant Accounting Policies

The following is a summary of the significant accounting polices followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements (continued)
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

2.	Significant Accounting Policies (continued)

generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

a. Valuation of the Fund and its Investments

The Fund computes its net asset value as of the last business day of each applicable fiscal period (which may be a week-, month-, quarter- or year-end). In determining its net asset value (“NAV”), the Fund will value its investments as of the end of each such period. The net asset value per share is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding. Expenses of the Fund, including the Manager’s investment management and administrative fees, costs of any borrowings and other expenses are accrued on a monthly basis and taken into account for the purpose of determining NAV.

The Board has approved procedures through which the Fund will value its investments in Portfolio Funds at fair value. In accordance with these procedures, fair value as of the end of any day on which the Fund’s NAV is calculated ordinarily will be the value determined as of that day for each Portfolio Fund in accordance with the Portfolio Fund’s valuation policies and reported at the time of the Fund’s valuation. The fair value of the Fund’s interest in a Portfolio Fund will represent the amount that the Fund could reasonably expect to receive with respect to a Portfolio Fund if the Fund’s interest in such Portfolio Fund was sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s investments in Portfolio Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate, for each Portfolio Fund.

Distributions received or withdrawals from Portfolio Funds, whether in the form of cash or securities, are first applied as a reduction of the Fund’s investment cost.

b. Income Recognition and Expenses

Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses approved by the Board. Costs incurred with the initial registration and offering of shares in the Fund totaling $150,000 have been deferred and are to be amortized over a period of one year from the commencement of operations of the Fund.

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements (continued)
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

2.	Significant Accounting Policies (continued)

c. Income taxes

The Fund intends to qualify and elect to be treated as a RIC under Subchapter M of the Code. To the extent the Fund invests in Portfolio Funds that are treated as partnerships or other flow-through entities for tax purposes, investments made by such Portfolio Funds could affect the Fund’s ability to qualify as a RIC. Accordingly, the Fund will generally invest its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). Any investment in Portfolio Funds that are not PFICs would be closely monitored with respect to satisfying the Fund’s diversification and income distribution requirements under Subchapter M.

d. Dividends and Distribution

Distributions will be paid at least annually on the shares in amounts representing substantially all of the net investment income and net capital gains, if any, earned each year. The Fund is not a suitable investment for any investor who requires regular dividend income.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

Pursuant to the automatic dividend reinvestment plan (“DRIP”), Shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

e. Cash and Cash Equivalents

Cash and cash equivalents consist of monies invested in a PNC Bank, NA account that pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets and Liabilities.

f. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund’s financial statements are reasonable and prudent; however, actual results could differ from these estimates.

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements (continued)
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

3.	Related Party Transactions

Pursuant to an Investment Management Agreement (“Management Agreement”), as compensation for services provided by the Manager, the Fund pays the Manager a fee (“Management Fee”), accrued monthly and payable quarterly in arrears, at an annual rate of 1.00% of the aggregate value of outstanding shares determined as of the last business day of every month subsequent to the initial sale of shares to Shareholders.

The Manager will also be entitled to receive an annual Incentive Fee payable quarterly of 5% of the net capital appreciation of the Fund in excess of any “high water mark” to the extent that the Incentive Fee does not reduce net capital appreciation below an annual, non-cumulative preferred return equal to the one-year T-bill rate. Reference to a “high water mark” means that no Incentive Fee will be accrued or paid to the Investment Manager unless and until the fair market value of the Fund’s net assets exceeds the highest previous value (adjusted for subsequent Share purchases, distributions and any repurchases of shares) as of any prior quarter, and any Incentive Fee will be calculated only on the amount of any such excess.

Pursuant to the terms of an administrative services agreement (“Administration Agreement”), the Manager also provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund. In consideration of these services, the Fund will pay the Manager a monthly fee of 0.30% of the Fund’s net assets on an annual basis and will reimburse the Manager for certain out-of-pocket expenses. Pursuant to the Administration Agreement, the Manager may appoint sub-administrators to provide these services to the Fund. Pursuant to a separate Sub-Administration, Accounting and Investor Services Agreement, the Manager has contracted with PFPC Inc., an affiliate of PNC Bank N.A., to provide sub-administration, accounting and investor services to the Fund. PFPC Inc. is compensated by the Manager.

Pursuant to an expense limitation agreement, the Manager has agreed to waive investment management and administration fees and/or reimburse the Fund’s other expenses (excluding all interest, taxes, brokerage commissions, extraordinary fees and expenses not incurred in the ordinary course of the Fund’s business, and any performance fee or incentive fee or compensation paid by the Fund pursuant to the Management Agreement) to the extent necessary for the Fund’s annualized expenses to not exceed 1.75% for the period ending on March 31, 2005. Pursuant to the expense limitation agreement, the manager is entitled to be reimbursed for any fees it waives and expenses it reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such reimbursement of the Manager by the Fund will not cause the Fund to exceed any applicable expense limit that is in place for the Fund at that time. The Manager did not reimburse the Fund for any expenses during the period ended on September 30, 2004.

AIG Equity Sales Corp., an affiliate of the Manager, serves as the Placement Agent for the Fund and assists in the placing of the shares of the Fund with investors. The Fund may pay a fee to the Placement Agent out of its own resources.

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements (continued)
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

4.	Custodian Fees

PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian of the Fund’s assets, and may maintain custody of the Fund’s assets with U.S. and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) as approved or authorized by the Board.

5.	Securities Transactions

Aggregate purchases of Portfolio Funds for the period ended September 30, 2004 amounted to $47,105,050.

The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Portfolio Funds. The allocated taxable income is reported to the Fund by the Portfolio Funds on Schedules K-1.

6.	Investments

As of September 30, 2004, the Fund had investments in Portfolio Funds, none of which were related parties.

The Fund’s total investments in Portfolio Funds are summarized below based on the investment objectives of the specific Portfolio Funds at September 30, 2004.

Investment Objective	Cost	Fair Value
Event Driven	$15,000,000	$15,183,247
Long/Short Equity	14,355,050	14,399,756
Fixed income	12,750,000	12,759,459
CTA/Global Macro	5,000,000	5,035,874

Total	$47,105,050	$47,378,336

The following table lists the Fund’s investments in Portfolio Funds as of September 30, 2004. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned. The Portfolio Funds provide for periodic redemptions, with lock up provisions of one year from initial investment. Detailed information about the Portfolio Funds’ portfolios is not available.

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements (continued)
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

6.	Investments (continued)

		Realized
		and
		unrealized
		gain/loss		Percentage of
		from		Fund’s Net
Investment Fund:	Cost	investments	Value	Assets	Liquidity
CTA/Global Macro
BridgeWater Pure Alpha Funds Ltd	2,000,000	76,193	2,076,193	4.18%	Daily
Olea Global Fund	1,500,000	(51,626)	1,448,374	2.92%	Monthly
The Capital Fund Ltd.	1,500,000	11,307	1,511,307	3.05%	Monthly*,**

	5,000,000	35,874	5,035,874	10.15%

Event Driven
Avenue International	$2,000,000	$15,000	$2,015,000	4.06%	Quarterly*
Canyon Value Realization Fund Ltd.	2,000,000	28,375	2,028,375	4.09%	Monthly
Castlerigg International Ltd	3,500,000	69,539	3,569,539	7.19%	Quarterly*
K Capital (USD) Ltd.	3,500,000	6,557	3,506,557	7.07%	Quarterly*,**
York Investment Ltd.	4,000,000	63,776	4,063,776	8.19%	Quarterly

	15,000,000	183,247	15,183,247	30.60%

Fixed Income
Kensington Global Strategies Ltd.	2,250,000	(18,901)	2,231,099	4.50%	Yearly*
MKP Offshore Partners Ltd.	2,000,000	35,958	2,035,958	4.10%	Quarterly
MKP Opportunity Offshore Ltd.	1,500,000	9,327	1,509,327	3.04%	Monthly
Polygon Global Opportunities Fund	3,000,000	8,695	3,008,695	6.06%	Quarterly
Silverback Offshore Partners Ltd.	2,000,000	(34,901)	1,965,099	3.96%	Quarterly*,**
Suttonbrook Offshore Partners Ltd.	2,000,000	9,280	2,009,280	4.05%	Quarterly*

	12,750,000	9,458	12,759,458	25.71%

Long/Short Equity
Cantillon Technology Fund Ltd.	1,000,000	34,000	1,034,000	2.08%	Monthly
Glenview Capital Partners Ltd	3,000,000	48,999	3,048,999	6.14%	Quarterly*
Hunter Global Investors Offshore Ltd.	3,000,000	837	3,000,837	6.05%	Quarterly*,**
Mako Europe Fund Ltd.	3,000,000	(53,336)	2,946,664	5.94%	Daily
Maverick Levered Fund Ltd.	1,500,000	(32,502)	1,467,498	2.96%	Quarterly*,**
Meditor Cobra Fund C Ltd	605,050	37,527	642,577	1.29%	Daily
SLS Offshore Fund Ltd.	2,250,000	9,182	2,259,182	4.55%	Quarterly*

	14,355,050	44,707	14,399,757	29.01%

Total	$47,105,050	$273,286	$47,378,336	95.47%

Other Assets, less Liabilities			2,248,786	4.53%

Net Assets			$49,627,122	100.00%

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements (continued)
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

6.	Investments (continued)

* Initial lock-up is applicable.

** Early redemption penalty.

7.	Financial Instruments with Off-Balance Sheet Risk and Indemnification

In the normal course of business, the Portfolio Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund’s risk of loss in these Portfolio Funds is limited to the value of these investments as reported by the Fund.

The Fund enters into contracts that contain a variety of indemnifications, in accordance with applicable law. The Fund’s maximum exposure under these agreements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.	Financial Highlights

The following represents the per share operating performance of the Fund, for the period indicated:

Period from
August 1, 2004
(commencement of
operations) through
September 30, 2004
Unaudited
Net Asset Value, Beginning of Period	$10.00
Net Investment Income (Loss)	(0.03)
Realized & Unrealized Gains (Losses) on Investments	0.06

Net Asset Value, End of Period*	$10.03

Total Return**	0.29%
Ratio of Net Investment Income (Loss) to Average Net Assets***	(1.33)%*
Ratio of Total Expenses to Average Net Assets[a]	1.42%*
Portfolio Turnover Rate*	0.00%*

[a]	Ratio of total expenses to average net assets does not include the impact of expenses for incentive allocations or incentive fees related to the underlying Investment Funds.

*	Annualized.

**	Total return assumes a purchase of a share in the Fund at the beginning of the period and a sale of a share on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when purchasing a share of the Fund. Total returns for a period of less than a full year are not annualized.

***	The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of the period to the net assets for such period.

9.	Other Information

AIG Strategic Hedge Fund of Funds

Notes to Financial Statements (continued)
(Unaudited)

Period from August 1, 2004 (commencement of operations) through September 30, 2004

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available on the Securities and Exchange Commission (“SEC”) website at http://www.sec.gov. and, without charge, upon request, by calling 1-866-787-2422. Further, the Fund will file information by August 31 of each year regarding how the Fund voted proxies for the most recent 12-month period ending on June 30 of each year, starting with the period ending on June 30, 2005. Such proxy voting information will be filed on Form N-PX and will be available on the SEC website at http://www.sec.gov. and, without charge, upon request, by calling 1-866-787-2422.

In addition, the Fund will begin filing its complete schedule of portfolio holdings with the SEC for the Fund’s first and third quarters of each fiscal year on Form N-Q, starting with the quarter ending December 31, 2004. The Fund’s Form N-Q will be available on the SEC website at http//:www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Schedule of Investments

Not applicable. Registrant has included its schedule of investments as a part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not yet applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Registrant’s Board of Trustees that were implemented after Registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Item 11. Controls and Procedures.

(a)	Based on an evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (“Disclosure Controls”), as of a date within 90 days prior to the filing date (“Filing Date”) of this Form N-CSR (“Report”), Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to semi-annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AIG Strategic Hedge Fund of Funds

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
(principal executive officer)

Date December 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert Discolo

Robert Discolo, President and Principal Executive Officer
(principal executive officer)

Date December 23, 2004

By (Signature and Title)*	/s/ Philip J. Dunne

Philip J. Dunne, Treasurer and Principal Financial Officer
(principal financial officer)

Date December 23, 2004

* Print the name and title of each signing officer under his or her signature.